19. Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets Tables Abstract
Inangible assets

	12.31.2018	12.31.2017
Concession agreement - distribution of electricity (19.1)	5,390,063	5,750,873
Generation concession agreements/ authorization (19.2)	593,852	619,221
Concession agreement - piped gas distribution (19.3)	3,619	43,888
Others (19.4)	41,563	38,842
	6,029,097	6,452,824

Changes in Intangible Assets

				Special liabilities
	in service	in progress	in service	in progress	Total
Balance as of January 1, 2017	7,537,158	849,715	(2,845,024)	(28,468)	5,513,381
Acquisitions	-	757,709	-	-	757,709
Customers contributions	628	-	(579)	(125,983)	(125,934)
Provision for claims added to the cost of the works	-	(1,587)	-	-	(1,587)
Transfers to accounts receivable related to concession (Note 10.1)	-	(56,853)	-	-	(56,853)
Capitalizations for intangible in service	822,472	(822,472)	(128,351)	128,351	-
Amortization of quotas - concession (a)	(411,575)	-	125,740	-	(285,835)
Amortization of quotas - PIS/Pasep and Cofins credits	(11,014)	-	-	-	(11,014)
Loss on disposal	(29,704)	(12,066)	2,776	-	(38,994)
Balance as of December 31, 2017	7,907,965	714,446	(2,845,438)	(26,100)	5,750,873
Transfers to contract assets (Note 11.1)	-	(714,446)	-	26,100	(688,346)
Transfers from contract assets (Note 11.1)	775,701	-	(107,679)	-	668,022
Amortization of quotas - concession (a)	(431,963)	-	130,388	-	(301,575)
Amortization of quotas - PIS/Pasep and Cofins credits	(10,813)	-	-	-	(10,813)
Loss on disposal	(28,098)	-	-	-	(28,098)
Balance as of December 31, 2018	8,212,792	-	(2,822,729)	-	5,390,063
(a) Amortization during the concession as of the start of commercial operations of the enterprises or based on the useful life of the assets, of the two the shortest.

Generation concession agreements

.
	Concession contract (a)		Concession and
	in service	in progress	authorization rights	Total
Balance as of January 1, 2017	254,280	6,299	403,133	663,712
ANEEL grant - use of public property	-	678	-	678
Amortization of quotas - concession and authorization (b)	(17,837)	-	(13,139)	(30,976)
Transfer to property, plant and equipment	-	-	(14,193)	(14,193)
Balance as of December 31, 2017	236,443	6,977	375,801	619,221
ANEEL grant - use of public property	-	302	-	302
Business combination (Note 1.2)	-	-	4,845	4,845
Amortization of quotas - concession and authorization (b)	(17,311)	-	(13,205)	(30,516)
Capitalizations for intangible in service	7,279	(7,279)	-	-
Balance as of December 31, 2018	226,411	-	367,441	593,852
(a) Includes the balances of use of public asset and hydrological risk renegotiation
(b) Amortization during the concession/authorization as of the start of commercial operations of the enterprises.

Piped gas distribution service concession

	in service	in progress	Total
Balance as of January 1, 2017	198,271	40,238	238,509
Acquisitions	-	13,745	13,745
Transfers to accounts receivable related to concession	(154,908)	(24,501)	(179,409)
Capitalizations for intangible in service	10,011	(10,011)	-
Amortization of quotas - concession (a)	(28,753)	-	(28,753)
Loss on disposal	(204)	-	(204)
Balance as of December 31, 2017	24,417	19,471	43,888
Transfers to contract assets (Note 11.2)	-	(19,471)	(19,471)
Transfers from contract assets (Note 11.2)	2,042	-	2,042
Amortization of quotas - concession (a)	(22,759)	-	(22,759)
Loss on disposal	(81)	-	(81)
Balance as of December 31, 2018	3,619	-	3,619
(a) Amortization during the concession as of the start of commercial operations of the enterprises or based on the useful life of the assets, of the two the shortest.

Other Intangible Assets
.
	in service	in progress	Total
Balance as of January 1, 2017	25,725	18,485	44,210
Acquisitions	-	6,932	6,932
Transfers from property, plant and equipment	105	-	105
Capitalizations for intangible in service	5,744	(5,744)	-
Amortization of quotas (b)	(8,809)	-	(8,809)
Amortization of quotas - PIS/Pasep and Cofins credits	(54)	-	(54)
Loss on disposal	(18)	(3,524)	(3,542)
Balance as of December 31, 2017	22,693	16,149	38,842
Effect of acquisition of control of Costa Oeste and Marumbi	-	37	37
Acquisitions	-	7,589	7,589
Transfers from property, plant and equipment	112	1,979	2,091
Capitalizations for intangible in service	9,448	(9,448)	-
Amortization of quotas (a)	(6,410)	-	(6,410)
Amortization of quotas - PIS/Pasep and Cofins credits	(23)	-	(23)
Loss on disposal	(190)	(373)	(563)
Balance as of December 31, 2018	25,630	15,933	41,563
(a) Annual amortization rate: 20%.